Interests in unconsolidated structured entities (Detail 2) - CHF (SFr) SFr in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total		SFr 11,508	SFr 11,589
of which: Trading portfolio assets		130,707	96,575
of which: Financial assets designated at fair value	[1]	58,933	65,353
Sponsored by UBS
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	126	152
of which: Trading portfolio assets	[2]	43	49
of which: Financial assets designated at fair value	[2]	84	103
Total assets held by the vehicles in which UBS had an interest	[2]	12,000	16,000
Sponsored by UBS | Interests in senior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	118	151
Sponsored by UBS | Interests in senior tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	24	34
Sponsored by UBS | Interests in senior tranches | of which: rated sub-investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	84	103
Sponsored by UBS | Interests in senior tranches | of which: defaulted
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	10	14
Sponsored by UBS | Interests in mezzanine tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]		1
Sponsored by UBS | Interests in mezzanine tranches | of which: rated sub-investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]		1
Sponsored by UBS | Interests in junior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	9
Sponsored by UBS | Interests in junior tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	9
Not sponsored by UBS
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	321	585
of which: Trading portfolio assets	[2]	321	585
Total assets held by the vehicles in which UBS had an interest	[2]	43,000	56,000
Not sponsored by UBS | Interests in senior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	311	535
Not sponsored by UBS | Interests in senior tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	311	535
Not sponsored by UBS | Interests in mezzanine tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	9	32
Not sponsored by UBS | Interests in mezzanine tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	1	29
Not sponsored by UBS | Interests in mezzanine tranches | of which: defaulted
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	9	3
Not sponsored by UBS | Interests in junior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	1	18
Not sponsored by UBS | Interests in junior tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]		17
Not sponsored by UBS | Interests in junior tranches | of which: rated sub-investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	0	1
Not sponsored by UBS | Tranch information not available
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	0
Not sponsored by UBS | Tranch information not available | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	0
Not sponsored by UBS | Tranch information not available | of which: not rated
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	0
Residential mortgage-backed securities | Sponsored by UBS
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	84	104
of which: Trading portfolio assets	[2]	0	1
of which: Financial assets designated at fair value	[2]	84	103
Total assets held by the vehicles in which UBS had an interest	[2]	1,000	2,000
Residential mortgage-backed securities | Sponsored by UBS | Interests in senior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	84	103
Residential mortgage-backed securities | Sponsored by UBS | Interests in senior tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	0	0
Residential mortgage-backed securities | Sponsored by UBS | Interests in senior tranches | of which: rated sub-investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	84	103
Residential mortgage-backed securities | Sponsored by UBS | Interests in mezzanine tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]		1
Residential mortgage-backed securities | Sponsored by UBS | Interests in mezzanine tranches | of which: rated sub-investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]		1
Residential mortgage-backed securities | Sponsored by UBS | Interests in junior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	0
Residential mortgage-backed securities | Not sponsored by UBS
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	85	215
of which: Trading portfolio assets	[2]	85	215
Total assets held by the vehicles in which UBS had an interest	[2]	18,000	41,000
Residential mortgage-backed securities | Not sponsored by UBS | Interests in senior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	75	165
Residential mortgage-backed securities | Not sponsored by UBS | Interests in senior tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	75	165
Residential mortgage-backed securities | Not sponsored by UBS | Interests in mezzanine tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	9	32
Residential mortgage-backed securities | Not sponsored by UBS | Interests in mezzanine tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]		29
Residential mortgage-backed securities | Not sponsored by UBS | Interests in mezzanine tranches | of which: defaulted
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	9	3
Residential mortgage-backed securities | Not sponsored by UBS | Interests in junior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	1	18
Residential mortgage-backed securities | Not sponsored by UBS | Interests in junior tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]		17
Residential mortgage-backed securities | Not sponsored by UBS | Interests in junior tranches | of which: rated sub-investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	1	1
Residential mortgage-backed securities | Not sponsored by UBS | Tranch information not available
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	0
Residential mortgage-backed securities | Not sponsored by UBS | Tranch information not available | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	0
Residential mortgage-backed securities | Not sponsored by UBS | Tranch information not available | of which: not rated
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	0
Commercial mortgage-backed securities | Sponsored by UBS
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	32	34
of which: Trading portfolio assets	[2]	32	34
of which: Financial assets designated at fair value	[2]	0	0
Total assets held by the vehicles in which UBS had an interest	[2]	10,000	13,000
Commercial mortgage-backed securities | Sponsored by UBS | Interests in senior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	24	34
Commercial mortgage-backed securities | Sponsored by UBS | Interests in senior tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	24	34
Commercial mortgage-backed securities | Sponsored by UBS | Interests in mezzanine tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]		0
Commercial mortgage-backed securities | Sponsored by UBS | Interests in junior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	9
Commercial mortgage-backed securities | Sponsored by UBS | Interests in junior tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	9
Commercial mortgage-backed securities | Not sponsored by UBS
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	7	4
of which: Trading portfolio assets	[2]	7	4
Total assets held by the vehicles in which UBS had an interest	[2]	5,000	8,000
Commercial mortgage-backed securities | Not sponsored by UBS | Interests in senior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	6	4
Commercial mortgage-backed securities | Not sponsored by UBS | Interests in senior tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	6	4
Commercial mortgage-backed securities | Not sponsored by UBS | Interests in mezzanine tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	1	0
Commercial mortgage-backed securities | Not sponsored by UBS | Interests in mezzanine tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	1
Commercial mortgage-backed securities | Not sponsored by UBS | Interests in junior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	0	0
Commercial mortgage-backed securities | Not sponsored by UBS | Tranch information not available
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	0
Other asset-backed securities | Sponsored by UBS
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2],[3]	0	0
of which: Trading portfolio assets	[2],[3]	0	0
of which: Financial assets designated at fair value	[2],[3]	0	0
Total assets held by the vehicles in which UBS had an interest	[2],[3]	0	0
Other asset-backed securities | Sponsored by UBS | Interests in senior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2],[3]	0	0
Other asset-backed securities | Sponsored by UBS | Interests in mezzanine tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2],[3]		0
Other asset-backed securities | Sponsored by UBS | Interests in junior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2],[3]	0
Other asset-backed securities | Not sponsored by UBS
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2],[3]	165	241
of which: Trading portfolio assets	[2],[3]	165	241
Total assets held by the vehicles in which UBS had an interest	[2],[3]	20,000	5,000
Other asset-backed securities | Not sponsored by UBS | Interests in senior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2],[3]	165	241
Other asset-backed securities | Not sponsored by UBS | Interests in senior tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2],[3]	165	241
Other asset-backed securities | Not sponsored by UBS | Interests in mezzanine tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2],[3]	0	0
Other asset-backed securities | Not sponsored by UBS | Interests in junior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2],[3]	0	0
Other asset-backed securities | Not sponsored by UBS | Tranch information not available
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	0
Resecuritization | Sponsored by UBS
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2],[4]	10	14
of which: Trading portfolio assets	[2],[4]	10	14
of which: Financial assets designated at fair value	[2],[4]	0	0
Total assets held by the vehicles in which UBS had an interest	[2],[4]	1,000	1,000
Resecuritization | Sponsored by UBS | Interests in senior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2],[4]	10	14
Resecuritization | Sponsored by UBS | Interests in senior tranches | of which: defaulted
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2],[4]	10	14
Resecuritization | Sponsored by UBS | Interests in mezzanine tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2],[4]		0
Resecuritization | Sponsored by UBS | Interests in junior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2],[4]	0
Resecuritization | Not sponsored by UBS
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2],[4]	64	125
of which: Trading portfolio assets	[2],[4]	64	125
Total assets held by the vehicles in which UBS had an interest	[2],[4]	0	1,000
Resecuritization | Not sponsored by UBS | Interests in senior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2],[4]	64	125
Resecuritization | Not sponsored by UBS | Interests in senior tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2],[4]	64	125
Resecuritization | Not sponsored by UBS | Interests in mezzanine tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2],[4]	0	0
Resecuritization | Not sponsored by UBS | Interests in junior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2],[4]	0	0
Resecuritization | Not sponsored by UBS | Tranch information not available
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	0
UBS AG
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total		11,403	11,491
of which: Trading portfolio assets		130,807	96,661
of which: Financial assets designated at fair value	[1]	58,556	65,024
UBS AG | Sponsored by UBS
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	126	152
of which: Trading portfolio assets	[2]	43	49
of which: Financial assets designated at fair value	[2]	84	103
Total assets held by the vehicles in which UBS had an interest	[2]	12,000	16,000
UBS AG | Sponsored by UBS | Interests in senior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	118	151
UBS AG | Sponsored by UBS | Interests in senior tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	24	34
UBS AG | Sponsored by UBS | Interests in senior tranches | of which: rated sub-investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	84	103
UBS AG | Sponsored by UBS | Interests in senior tranches | of which: defaulted
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	10	14
UBS AG | Sponsored by UBS | Interests in mezzanine tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]		1
UBS AG | Sponsored by UBS | Interests in mezzanine tranches | of which: rated sub-investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]		1
UBS AG | Sponsored by UBS | Interests in junior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	9
UBS AG | Sponsored by UBS | Interests in junior tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	9
UBS AG | Not sponsored by UBS
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	321	585
of which: Trading portfolio assets	[2]	321	585
Total assets held by the vehicles in which UBS had an interest	[2]	43,000	56,000
UBS AG | Not sponsored by UBS | Interests in senior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	311	535
UBS AG | Not sponsored by UBS | Interests in senior tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	311	535
UBS AG | Not sponsored by UBS | Interests in mezzanine tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	9	32
UBS AG | Not sponsored by UBS | Interests in mezzanine tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	1	29
UBS AG | Not sponsored by UBS | Interests in mezzanine tranches | of which: defaulted
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	9	3
UBS AG | Not sponsored by UBS | Interests in junior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	1	18
UBS AG | Not sponsored by UBS | Interests in junior tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]		17
UBS AG | Not sponsored by UBS | Interests in junior tranches | of which: rated sub-investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	0	1
UBS AG | Not sponsored by UBS | Tranch information not available
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	0
UBS AG | Not sponsored by UBS | Tranch information not available | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	0
UBS AG | Not sponsored by UBS | Tranch information not available | of which: not rated
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	0
UBS AG | Residential mortgage-backed securities | Sponsored by UBS
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	84	104
of which: Trading portfolio assets	[2]	0	1
of which: Financial assets designated at fair value	[2]	84	103
Total assets held by the vehicles in which UBS had an interest	[2]	1,000	2,000
UBS AG | Residential mortgage-backed securities | Sponsored by UBS | Interests in senior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	84	103
UBS AG | Residential mortgage-backed securities | Sponsored by UBS | Interests in senior tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	0	0
UBS AG | Residential mortgage-backed securities | Sponsored by UBS | Interests in senior tranches | of which: rated sub-investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	84	103
UBS AG | Residential mortgage-backed securities | Sponsored by UBS | Interests in mezzanine tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]		1
UBS AG | Residential mortgage-backed securities | Sponsored by UBS | Interests in mezzanine tranches | of which: rated sub-investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]		1
UBS AG | Residential mortgage-backed securities | Sponsored by UBS | Interests in junior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	0
UBS AG | Residential mortgage-backed securities | Not sponsored by UBS
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	85	215
of which: Trading portfolio assets	[2]	85	215
Total assets held by the vehicles in which UBS had an interest	[2]	18,000	41,000
UBS AG | Residential mortgage-backed securities | Not sponsored by UBS | Interests in senior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	75	165
UBS AG | Residential mortgage-backed securities | Not sponsored by UBS | Interests in senior tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	75	165
UBS AG | Residential mortgage-backed securities | Not sponsored by UBS | Interests in mezzanine tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	9	32
UBS AG | Residential mortgage-backed securities | Not sponsored by UBS | Interests in mezzanine tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]		29
UBS AG | Residential mortgage-backed securities | Not sponsored by UBS | Interests in mezzanine tranches | of which: defaulted
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	9	3
UBS AG | Residential mortgage-backed securities | Not sponsored by UBS | Interests in junior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	1	18
UBS AG | Residential mortgage-backed securities | Not sponsored by UBS | Interests in junior tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]		17
UBS AG | Residential mortgage-backed securities | Not sponsored by UBS | Interests in junior tranches | of which: rated sub-investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	1	1
UBS AG | Residential mortgage-backed securities | Not sponsored by UBS | Tranch information not available
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	0
UBS AG | Residential mortgage-backed securities | Not sponsored by UBS | Tranch information not available | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	0
UBS AG | Residential mortgage-backed securities | Not sponsored by UBS | Tranch information not available | of which: not rated
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	0
UBS AG | Commercial mortgage-backed securities | Sponsored by UBS
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	32	34
of which: Trading portfolio assets	[2]	32	34
of which: Financial assets designated at fair value	[2]	0	0
Total assets held by the vehicles in which UBS had an interest	[2]	10,000	13,000
UBS AG | Commercial mortgage-backed securities | Sponsored by UBS | Interests in senior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	24	34
UBS AG | Commercial mortgage-backed securities | Sponsored by UBS | Interests in senior tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	24	34
UBS AG | Commercial mortgage-backed securities | Sponsored by UBS | Interests in mezzanine tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]		0
UBS AG | Commercial mortgage-backed securities | Sponsored by UBS | Interests in junior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	9
UBS AG | Commercial mortgage-backed securities | Sponsored by UBS | Interests in junior tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	9
UBS AG | Commercial mortgage-backed securities | Not sponsored by UBS
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	7	4
of which: Trading portfolio assets	[2]	7	4
Total assets held by the vehicles in which UBS had an interest	[2]	5,000	8,000
UBS AG | Commercial mortgage-backed securities | Not sponsored by UBS | Interests in senior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	6	4
UBS AG | Commercial mortgage-backed securities | Not sponsored by UBS | Interests in senior tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	6	4
UBS AG | Commercial mortgage-backed securities | Not sponsored by UBS | Interests in mezzanine tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	1	0
UBS AG | Commercial mortgage-backed securities | Not sponsored by UBS | Interests in mezzanine tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	1
UBS AG | Commercial mortgage-backed securities | Not sponsored by UBS | Interests in junior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	0	0
UBS AG | Commercial mortgage-backed securities | Not sponsored by UBS | Tranch information not available
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	0
UBS AG | Other asset-backed securities | Sponsored by UBS
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2],[3]	0	0
of which: Trading portfolio assets	[2],[3]	0	0
of which: Financial assets designated at fair value	[2],[3]	0	0
Total assets held by the vehicles in which UBS had an interest	[2],[3]	0	0
UBS AG | Other asset-backed securities | Sponsored by UBS | Interests in senior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2],[3]	0	0
UBS AG | Other asset-backed securities | Sponsored by UBS | Interests in mezzanine tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2],[3]		0
UBS AG | Other asset-backed securities | Sponsored by UBS | Interests in junior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2],[3]	0
UBS AG | Other asset-backed securities | Not sponsored by UBS
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2],[3]	165	241
of which: Trading portfolio assets	[2],[3]	165	241
Total assets held by the vehicles in which UBS had an interest	[2],[3]	20,000	5,000
UBS AG | Other asset-backed securities | Not sponsored by UBS | Interests in senior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2],[3]	165	241
UBS AG | Other asset-backed securities | Not sponsored by UBS | Interests in senior tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2],[3]	165	241
UBS AG | Other asset-backed securities | Not sponsored by UBS | Interests in mezzanine tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2],[3]	0	0
UBS AG | Other asset-backed securities | Not sponsored by UBS | Interests in junior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2],[3]	0	0
UBS AG | Other asset-backed securities | Not sponsored by UBS | Tranch information not available
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	0
UBS AG | Resecuritization | Sponsored by UBS
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2],[4]	10	14
of which: Trading portfolio assets	[2],[4]	10	14
of which: Financial assets designated at fair value	[2],[4]	0	0
Total assets held by the vehicles in which UBS had an interest	[2],[4]	1,000	1,000
UBS AG | Resecuritization | Sponsored by UBS | Interests in senior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2],[4]	10	14
UBS AG | Resecuritization | Sponsored by UBS | Interests in senior tranches | of which: defaulted
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2],[4]	10	14
UBS AG | Resecuritization | Sponsored by UBS | Interests in mezzanine tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2],[4]		0
UBS AG | Resecuritization | Sponsored by UBS | Interests in junior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2],[4]	0
UBS AG | Resecuritization | Not sponsored by UBS
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2],[4]	64	125
of which: Trading portfolio assets	[2],[4]	64	125
Total assets held by the vehicles in which UBS had an interest	[2],[4]	0	1,000
UBS AG | Resecuritization | Not sponsored by UBS | Interests in senior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2],[4]	64	125
UBS AG | Resecuritization | Not sponsored by UBS | Interests in senior tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2],[4]	64	125
UBS AG | Resecuritization | Not sponsored by UBS | Interests in mezzanine tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2],[4]	0	0
UBS AG | Resecuritization | Not sponsored by UBS | Interests in junior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2],[4]	0	SFr 0
UBS AG | Resecuritization | Not sponsored by UBS | Tranch information not available
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[2]	SFr 0

[1]
As of 31 December 2017, CHF 134 billion of Loans, CHF 0 billion of Due from banks, CHF 2 billion of Reverse repurchase agreements, CHF 7 billion of Financial assets available for sale, CHF 24 billion of Financial assets designated at fair value and CHF 7 billion of Financial assets held to maturity are expected to be recovered or settled after 12 months. As of 31 December 2016, CHF 126 billion of Loans, CHF 0 billion of Due from banks, CHF 1 billion of Reverse repurchase agreements, CHF 10 billion of Financial assets available for sale, CHF 29 billion of Financial assets designated at fair value and CHF 8 billion of Financial assets held to maturity are expected to be recovered or settled after 12 months.

[2]	This table excludes receivables and derivative transactions with securitization vehicles.
[3]	Includes credit card, auto and student loan structures.
[4]	Includes collateralized debt obligations.